Earnings/(loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 181.0	€ 225.2	€ 154.0
Weighted average Ordinary Shares and Founder Preferred Shares	178,070,770	194,019,070	192,004,803
Basic earnings per share (in euros per share)	€ 1.02	€ 1.16	€ 0.80
Weighted average Ordinary Shares and Founder Preferred Shares	178,070,770	197,894,106	198,425,877
Diluted earnings per share (in euros per share)	€ 1.02	€ 1.14	€ 0.78
Profit (loss)	€ 181.0	€ 225.1	€ 153.6